Note 9 - Long-term Debt (Details Textual) - USD ($)	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Oct. 31, 2014	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Melody Business Finance LLC [Member] | Secured Debt [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument, Basis Spread on Variable Rate						7.00%
Melody Business Finance LLC [Member] | Secured Debt [Member] | If Rate Is Greater Than LIBOR Rate [Member]
Debt Instrument, Basis Spread on Variable Rate						8.00%
Melody Business Finance LLC [Member] | Secured Debt [Member] | First Two Thirds Of Shares Under Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	120,000
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 25.20
Melody Business Finance LLC [Member] | Secured Debt [Member] | Remaining One Third Of Shares Under Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	60,000
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.20
Class of Warrant or Right, Warrant Term	7 years 182 days
Melody Business Finance LLC [Member] | Secured Debt [Member] | Warrant [Member]
Debt Instrument, Unamortized Discount		$ 1,102,907		$ 1,102,907		$ 1,439,785
Interest Expense, Debt		163,130	$ 205,190	336,878	$ 420,464
Melody Business Finance LLC [Member] | Secured Debt [Member]
Debt Instrument, Face Amount	$ 35,000,000
Debt Instrument Discount Rate	3.00%
Debt Instrument, Unamortized Discount	$ 1,050,000	470,135		470,135		613,736	$ 954,635
Interest Expense, Debt		69,537	87,466	143,601	179,231	$ 340,899	95,365
Paid In Kind Interest Stated Rate						4.00%
Interest Paid		750,659	720,892	1,493,803	1,426,803	$ 2,906,695	591,111
Paid-in-Kind Interest		375,329	360,446	746,900	713,402
Debt Covenant, Cash and Cash Equivalents, Minimum Balance				6,500,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	180,000
Warrants and Rights Outstanding	$ 2,463,231					2,463,231
Debt Issuance Costs, Gross	$ 2,900,000
Amortization of Debt Issuance Costs						939,498	262,820
Melody Business Finance LLC [Member]
Debt Instrument, Unamortized Discount		1,295,666		1,295,666		1,691,421
Debt Instrument, Unamortized Discount		$ 2,868,708		2,868,708		3,744,941	3,194,147
Paid-in-Kind Interest				$ 746,900	713,402
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	180,000
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 5		$ 5
Class of Warrant or Right, Warrant Term				5 years
Warrants and Rights Outstanding		$ 791,290		$ 791,290
Amortization of Debt Issuance Costs		$ 191,641	$ 241,051	$ 395,755	$ 493,950	$ 939,498	$ 262,820